Operating and Direct Financing Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Footnote) (Detail) - Teekay Tangguh Joint Venture [Member]
$ in Millions
Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Head lease payment received	$ 250.0
Sublease payment made	187.9
Accrued Liabilities [Member]
Operating Leased Assets [Line Items]
Deferred Head Lease receipts	3.7
Other liabilities - non-current [Member]
Operating Leased Assets [Line Items]
Deferred Head Lease receipts	$ 36.7